Severance Indemnities and Pension Plans (Expected Amounts that Will be Amortized from Accumulated OCI in Next Fiscal Year) (Detail) ¥ in Millions	12 Months Ended
Mar. 31, 2017 JPY (¥)
Domestic Subsidiaries, Pension Benefits and SIPs [Member]
Expected amounts that will be amortized from Accumulated OCI in next fiscal year:
Net actuarial loss	¥ 7,986
Prior service cost	(1,160)
Total	6,826
Foreign Offices and Subsidiaries, Pension Benefits [Member]
Expected amounts that will be amortized from Accumulated OCI in next fiscal year:
Net actuarial loss	10,154
Prior service cost	(3,205)
Total	6,949
Foreign Offices and Subsidiaries, Other Benefits [Member]
Expected amounts that will be amortized from Accumulated OCI in next fiscal year:
Net actuarial loss	1,664
Prior service cost	(2,874)
Total	¥ (1,210)